Equity Financing Transactions	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Equity Financing Transactions
5.	Equity Financing Transactions

During the years ended December 31, 2015, 2014, and 2013, the Company’s publicly traded subsidiaries, Teekay Tankers, Teekay Offshore and Teekay LNG, completed the following public offerings and private placements of equity securities:

	Total Proceeds Received $	Less: Teekay Corporation Portion $(1)	Offering Expenses $	Net Proceeds Received $
2015
Teekay Offshore Preferred B Units Offering	125,000	—	(4,210)	120,790
Teekay Offshore Preferred C Units Offering	250,000	—	(250)	249,750
Teekay Offshore Continuing Offering Program	3,551	(71)	(66)	3,414
Teekay LNG Continuous Offering Program	36,274	(725)	(900)	34,649
Teekay Tankers Public Offering	13,716	—	(31)	13,685
Teekay Tankers Continuous Offering Program	94,595	—	(2,155)	92,440
Teekay Tankers Private Placement	109,907	—	—	109,907

2014
Teekay Offshore Continuous Offering Program	7,784	(156)	(153)	7,475
Teekay Offshore Direct Equity Placement	178,569	(3,571)	(75)	174,923
Teekay LNG Public Offering	140,784	(2,816)	(299)	137,669
Teekay LNG Continuous Offering Program	42,556	(851)	(901)	40,804
Teekay Tankers Public Offering	116,000	(20,000)	(4,810)	91,190

2013
Teekay Offshore Direct Equity Placements	115,688	(2,314)	(188)	113,186
Teekay Offshore Preferred Units Offering	150,000	—	(5,200)	144,800
Teekay Offshore Continuous Offering Program	2,819	(59)	(449)	2,311
Teekay LNG Continuous Offering Program	5,383	(107)	(457)	4,819
Teekay LNG Direct Equity Placement	40,816	(816)	(40)	39,960
Teekay LNG Public Offering	150,040	(3,001)	(5,222)	141,817

In 2015, in addition to the issuances of equity to third parties noted in the table above, Teekay purchased $30.0 million or 4.5 million shares of Class A common stock of Teekay Tankers for Teekay Tankers to partially finance the acquisition of 12 modern Suezmax tankers from Principal Maritime (see Note 3b), $300.0 million or 14.4 million common units of Teekay Offshore for Teekay Offshore to partially finance the July 1, 2015 acquisition of the Petrojarl Knarr FPSO from Teekay, and $45.5 million or 6.5 million shares of Class B common stock of Teekay Tankers to finance the acquisition of SPT (see Note 3c). These increases in Teekay’s ownership interest of Teekay Tankers and Teekay Offshore have been accounted for as equity transactions. Therefore, no gains or losses were recognized in the Company’s consolidated statements of income as a result of these purchases. However, the carrying amount of the non-controlling interests’ share of Teekay Offshore and Teekay Tankers increased by an aggregate of $168.1 million and retained earnings decreased by $168.1 million to reflect the increase in Teekay’s ownership interest in Teekay Offshore and Teekay Tankers and the increase in the carrying value of Teekay Offshore’s and Teekay Tankers’ total equity. This adjustment to non-controlling interest and retained earnings was primarily the result of Teekay Offshore’s 14.4 million common units being issued to Teekay at fair value, which was significantly greater than the carrying value.

In August 2014, Teekay Tankers purchased from Teekay a 50% interest in Teekay Tanker Operations Ltd. (TTOL), which owns conventional tanker commercial management and technical management operations, including the direct ownership in three commercially managed tanker pools, for an aggregate price of approximately $23.5 million, including net working capital. As consideration for this acquisition, Teekay Tankers issued to Teekay 4.2 million Class B common shares. The 4.2 million Class B common shares had an approximate aggregate value of $15.6 million, or $3.70 per share, when the purchase price was agreed to between the parties and an aggregate value of $17.0 million, or $4.03 per share, on the acquisition closing date. The purchase price, for accounting purposes, is based upon the value of the Class B common shares on the acquisition closing date. In addition, Teekay Tankers reimbursed Teekay for $6.5 million of working capital it assumed from Teekay in connection with the purchase. The book value of the assets acquired, including working capital, was $16.9 million on the date of acquisition.

In April 2013, the Voyageur Spirit FPSO unit began production and on May 2, 2013, Teekay completed the acquisition of the Voyageur Spirit FPSO unit and, immediately thereafter, Teekay Offshore acquired the unit from Teekay for an original purchase price of $540.0 million. Teekay Offshore financed the acquisition with the assumption of the $230.0 million debt facility secured by the unit, $253.0 million in cash and a $44.3 million equity private placement of common units to Teekay (including the general partner’s 2% proportionate capital contribution), which had a value of $40.0 million at the time Teekay offered to sell the FPSO unit to Teekay Offshore.

As a result of the public offerings and equity placements of Teekay Tankers, Teekay Offshore and Teekay LNG, the Company recorded (decreases) increases to retained earnings of ($152.7) million (2015), $68.4 million (2014) and $36.7 million (2013). These amounts represent Teekay’s dilution (losses) gains from the issuance of units and shares by these consolidated subsidiaries.